Revenue Recognition - Contract Assets and Contract Liabilities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Contract Assets
Balance	$ 2,028
Contract asset additions	1,163
Customer prepayments	0
Revenue recognized	105
Balance	3,296
Contract Liabilities
Balance	3,811
Contract asset additions	0
Customer prepayments	2,223
Revenue recognized	(2,265)
Balance	$ 3,769